Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Financial Assets, Fair value	$ 7,062,407	$ 3,981,088
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities	31,471,283	26,010,067
Financial Liabilities, Fair value	32,047,227	26,200,921
Financial derivative contracts [Member]
Liabilities
Financial Liabilities	9,018,660	7,390,654
Financial Liabilities, Fair value	9,018,660	7,390,654
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities	8,388,495	9,727,081
Financial Liabilities, Fair value	9,590,678	10,718,997
Guarantees received (margin accounts) [Member]
Liabilities
Financial Liabilities	624,205	994,714
Financial Liabilities, Fair value	624,205	994,714
Financial derivative contracts [Member]
Assets
Financial Assets	133,718	8,148,608
Financial Assets, Fair value	133,718	8,148,608
Financial Assets Held For Trading [Member]
Assets
Financial Assets		270,204
Financial Assets, Fair value	9,032,085	270,204
Loans And Accounts Receivable At Amortized Cost [Member]
Assets
Financial Assets	33,303,100	31,775,420
Financial Assets, Fair value	36,921,368	34,602,793
Loans and accounts receivable at FVOCI, net [Member]
Assets
Financial Assets	69,331	66,065
Financial Assets, Fair value	69,331	66,065
Debt Instrument At FVOCI [Member]
Assets
Financial Assets	7,162,542	4,010,272
Financial Assets, Fair value	7,162,542	4,010,272
Guarantee Deposits (Margin Accounts) [Member]
Assets
Financial Assets	608,359	314,616
Financial Assets, Fair value	$ 608,359	$ 314,616